Average Annual Total Returns (Vanguard Inflation-Protected Securities Fund Institutional)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Institutional Shares 1/1/2014 - 12/31/2014	Barclays U.S. Treasury Inflation Protected Securities Index Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.07%	3.04%	2.33%	3.64%
Five Years	4.10%	2.98%	2.79%	4.11%
Ten Years	4.30%	2.95%	2.85%	4.37%